DEBT (Tables)	12 Months Ended
Dec. 31, 2023
DEBT [abstract]
Schedule of movement in debt

	Credit facility	Convertible debentures	Total
Balance at December 31, 2021	$117,082	$40,407	$157,489
Convertible debenture conversion	-	(60)	(60)
Drawdown	80,000	-	80,000
Transaction costs	(688)	-	(688)
Amortization of discount	626	1,808	2,434
Payments	(20,000)	-	(20,000)
Balance at December 31, 2022	177,020	42,155	219,175
Convertible debenture conversion	-	(225)	(225)
Drawdown	75,500	-	75,500
Amortization of discount	926	1,971	2,897
Payments	(90,500)	-	(90,500)
Balance at December 31, 2023	$162,946	$43,901	$206,847
Less: Current portion	–	(43,901)	(43,901)
Non-current portion	$162,946	$-	$162,946